Related-party Transactions - Summary of Performance Targets and Achievement Against Targets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Revenue target weighting percentage	40.00%	40.00%	40.00%
Adjusted EBITDA margin target weighting percentage	40.00%	40.00%	40.00%
Individual Performance Objectives target weighting percentage	20.00%	20.00%	20.00%
Overall performance achievement weighting percentage		100.00%	100.00%
Revenue target performance	€ 473.5	€ 424.0	€ 381.6
Revenue growth target performance percentage	12.30%	9.70%	12.00%
Adjusted EBITDA Margin target performance	45.50%	44.90%	44.00%
Revenue actual performance	€ 493.5	€ 421.8	€ 386.6
Revenue growth actual performance percentage	17.00%	9.10%	13.50%
Adjusted EBITDA margin actual performance percentage	45.00%	45.30%	44.30%
Individual performance objectives actual performance	115.00%
Revenue pay out percentage	60.00%	28.60%	60.00%
Adjusted EBITDA margin pay out percentage	27.30%	60.00%	46.00%
Individual performance objectives pay out percentage	23.00%	20.00%	20.00%
Overall performance achievement pay out percentage	110.30%	108.60%	126.00%
Revenue target weighting percentage	40.00%	40.00%	40.00%
Adjusted EBITDA margin target weighting percentage	40.00%	40.00%	40.00%
Individual Performance Objectives target weighting percentage	20.00%	20.00%	20.00%
Overall performance achievement weighting percentage		100.00%	100.00%
Revenue target performance	€ 473.5	€ 424.0	€ 381.6
Revenue growth target performance percentage	12.30%	9.70%	12.00%
Adjusted EBITDA Margin target performance	45.50%	44.90%	44.00%
Revenue actual performance	€ 493.5	€ 421.8	€ 386.6
Revenue growth actual performance percentage	17.00%	9.10%	13.50%
Adjusted EBITDA margin actual performance percentage	45.00%	45.30%	44.30%